Capital structure and financing, OIC financing - OIC Series 2024-A Note, Class B Preferred Shares, Class A Preferred Share and OIC Warrants (Details)
$ / shares in Units, $ in Thousands, $ in Thousands
			12 Months Ended
	Nov. 03, 2023 USD ($) $ / shares	Nov. 03, 2023 AUD ($)	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 AUD ($) shares	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Ordinary Share Capital [Abstract]
Proceeds from issuing shares			$ 719	[1]	$ 1,085	$ 0	$ 0
Warrants strike price (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Warrants maximum percentage of fully diluted shares on exercise	19.99%	19.99%
Gain of fair value of financial instrument			$ 3,800		5,800
Escrow funds held on behalf of entity amount	$ 35,000
Net loss			$ (146,443)	[1]	$ (221,083)	$ (79,223)	$ (47,821)
Maturity			May 31, 2027		May 31, 2027
Warrants to purchase ordinary shares (in shares) | shares			434,708		434,708
Percentage of shares issued on fully diluted basis			14.06%					14.06%
Warrants [Member]
Ordinary Share Capital [Abstract]
Percentage of vested warrants	12.49%	12.49%
Proceeds from issue of equity vested	$ 35,000
Warrant vested portion on escrow release percentage	5.00%	5.00%
Warrant vested portion on final funding percentage	2.50%	2.50%
Equity commitment amount	$ 40,000
Class A Redeemable Preferred Shares [Member]
Ordinary Share Capital [Abstract]
Percentage of preferred shares fixed accumulating dividend			12.00%					12.00%
Series B Preferred Shares [Member]
Ordinary Share Capital [Abstract]
Fixed accumulating distribution rate	12.00%	12.00%
Proceeds from issuing shares			$ 5,000
Internal rate of return percentage	12.00%	12.00%	12.00%		12.00%
Total consideration			$ 15,000						$ 15,000	$ 15,000
Effective interest rate			18.00%					18.00%
Minimum return			$ 11,250
Percentage of extinguishment as the changes in net present value			10.00%					10.00%
Transaction costs written off			$ 300
Net loss			$ 1,400		$ 2,100
Number of shares reduced (in shares) | shares			0					0
Additional consideration								$ 0
Series B Preferred Shares [Member] | Warrants [Member]
Ordinary Share Capital [Abstract]
Proceeds from issuing shares	$ 35,000	$ 54,700
Series 2024-A [Member]
Ordinary Share Capital [Abstract]
Effective interest rate			12.00%					12.00%
Maturity			May 01, 2027		May 01, 2027
Debt amount			$ 10,000
Percentage of coupon rate payable			8.50%					8.50%
Percentage of further paid in kind			3.50%					3.50%
Exit premium payable								$ 10,000

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars